Derivative Financial Instruments - Schedule of Net Notional Foreign Currency Forward Contracts Outstanding (Detail) - Dec. 31, 2016	AUD	BRL	CAD	CHF (SFr)	CNY (¥)	DKK	EUR (€)	GBP (£)	HKD	INR (₨)	JPY (¥)	SGD
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net notional foreign currency forward contracts outstanding	AUD 8,200,000	BRL 8,300,000	CAD 2,850,000	SFr 37,700,000	¥ 48,300,000	DKK 21,735,000	€ 8,307,000	£ 283,000	HKD 32,500,000	₨ 3,875,000	¥ 685,319,000	SGD 9,967,000